Revenue and segment information (Information on sales to major customers) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information on sales to major customers [line items]
Revenue	¥ 174,009,401	¥ 169,550,624	¥ 152,459,444
External revenue [member]
Information on sales to major customers [line items]
Revenue	¥ 174,009,401	¥ 169,550,624	¥ 152,459,444
Grid companies under common control of State Grid Corporation of China [member] | External revenue [member]
Information on sales to major customers [line items]
Proportion	79.00%	76.00%	76.00%
State Grid Shandong Electric Power Company [member] | External revenue [member]
Information on sales to major customers [line items]
Revenue	¥ 29,575,604	¥ 31,156,948	¥ 28,659,891
Proportion	17.00%	18.00%	19.00%